Bank Debt, Long-Term Debt and Convertible Notes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,858
2014	380
2015	222
2016	425,050
2017	0
2018 and beyond	0
Future Principal Repayments Of Long Term Debt Including Capital Lease Obligations	$ 427,510